Geographic Information (Details) - Schedule of long-lived assets by geographic region - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	$ 87,602	$ 70,201
U.S [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	6,202	6,433
Israel [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	70,722	61,339
EMEA [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	9,720	1,787
Asia Pacific [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	$ 958	$ 642